Taxation (Composition of Income Tax Expense, Reconciliation between the Statutory CIT Rate and Group's Effective Tax Rate) (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
TAXATION [Abstract]
Statutory CIT rate	25.00%	25.00%	25.00%
Effect of tax holidays	(12.80%)	115.80%	(19.50%)
Tax differential from statutory rate applicable to overseas subsidiaries	3.70%	(37.90%)	1.20%
Effect of withholding taxes	1.60%	(26.70%)	2.70%
Changes in valuation allowance	(2.70%)	(69.50%)	2.40%
Other permanent book-tax differences	7.30%	(20.10%)	(0.50%)
Effective CIT rate	22.10%	(13.40%)	11.30%